Basis of Presentation and General Information - Disclosure of Charterers Concentration (Details) - Charter revenues - Customer concentration risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Viterra B.V. (ex-Glencore Agriculture B.V.)
Concentration Risk [Line Items]
Charterer percentage in total revenue	15.81%	16.08%	15.01%
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	17.71%	14.62%	11.13%